CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthenticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Tax expense (benefits) of unrealized holding gains (losses) on securities	$ 166	$ 685	$ (346)